Segment Information (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment		2
Long-lived assets, net book value		$ 63,729	$ 83,397
Gross Profit		$ 86,388	95,923	$ 92,496
Landfill [Member]
Segment Reporting Information [Line Items]
Loss on sale of project			$ (7,446)
Single Customer Foreign Contract [Member]
Segment Reporting Information [Line Items]
Gross Profit				$ 22,418
Increase gross profit from foreign contract	$ 7,645
Dredging [Member] | Sales [Member] | Geographic Concentration Risk [Member] | Middle East [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		10.00%	14.70%
Dredging [Member] | Sales [Member] | Federal Government Agencies [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		53.40%	51.00%	60.40%
Dredging [Member] | Accounts Receivable [Member] | Geographic Concentration Risk [Member] | Middle East [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		13.00%	24.60%
Dredging [Member] | Accounts Receivable [Member] | Federal Government Agencies [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		39.90%	24.90%
Remediation Project [Member]
Segment Reporting Information [Line Items]
Loss on sale of project			$ (7,260)